Related Party Transactions - Additional Information (Detail) - EUR (€)		1 Months Ended	12 Months Ended
		Feb. 11, 2020	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Nov. 03, 2016
Related Party Transaction [Line Items]
Zeiss Commitment Consideration already paid During the Year			€ 282,800,000		€ 275,100,000	€ 147,500,000
Right-of-use assets - Finance	[1]		118,500,000		0
Contractual Obligation	[2]		8,600,400,000
Capital expenditure support provided [Member]
Related Party Transaction [Line Items]
Zeiss Commitment Consideration already paid During the Year			184,100,000		191,800,000	89,100,000
Research and development support provided [Member]
Related Party Transaction [Line Items]
Zeiss Commitment Consideration already paid During the Year			94,200,000		74,800,000	55,800,000
Supply chain support provided [Member]
Related Party Transaction [Line Items]
Zeiss Commitment Consideration already paid During the Year			4,500,000		8,500,000	2,600,000
Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases from Related Party			1,502,300,000		1,401,000,000.0	€ 1,141,600,000
Due from Related Parties			814,500,000		768,100,000
Right-of-use assets - Finance			107,600,000		0
Due to Related Parties			127,400,000		60,200,000
Any Director or Officer of ASML or any Associate Thereof [Member]
Related Party Transaction [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof			0
Transactions outside the normal course of business			0
Any Director or Officer of ASML or any Associate Thereof [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof		€ 0
Transactions outside the normal course of business		€ 0
Zeiss High-NA Funding Commitment [Member]
Related Party Transaction [Line Items]
Contractual Obligation - Estimated Total Contract Commitment			1,242,200,000		1,229,900,000
Contractual Obligation			€ 524,800,000	[3]	€ 795,300,000		€ 760,000,000.0

[1]	3. Right-of-use assets - Finance includes amounts with related parties of €107.6 million and €0.0 million at December 31, 2019 and 2018, respectively.
[2]	4. We have excluded unrecognized tax benefits for an amount of €227.1 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.
[3]	3. For further details see Note 9 Equity method investments.